Employee Benefits - Summary of Employee Benefits (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Classes of employee benefits expense [abstract]
Wages and salaries	€ 24,130	€ 17,466
Share-based payment plans expenses	11,059	20,546
Social Security	9,880	5,387
Total	€ 45,069	€ 43,399